November 6, 2012

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

Re:	Advantage Funds, Inc.
-Dreyfus International Value Fund
-Dreyfus Opportunistic Midcap Value Fund
-Dreyfus Opportunistic Small Cap Fund
-Dreyfus Opportunistic U.S. Stock Fund
-Dreyfus Strategic Value Fund
-Dreyfus Structured Midcap Fund
-Dreyfus Technology Growth Fund
File No. 811-7123

Gentlemen:

     Transmitted for filing is the Annual Report to Shareholders for each of the above-referenced Funds for the period ended August 31, 2012, filed in compliance with the provisions of Section 30 of the Investment Company Act of 1940.

Very truly yours,

/s/Loretta Johnston
Loretta Johnston
Senior Paralegal

LJ\
Enclosures